                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-6

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-3232-6/04

                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide Variable Account-6.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                              /s/ Mark R. Thresher
                           ---------------------------
                           Mark R. Thresher, President
                                 August 16, 2004

How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-6. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-240-5054 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 16. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 13, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-6

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                   (UNAUDITED)

Assets:
   Investments at fair value:
      Evergreen VAF - Evergreen VA Foundation Fund - Class 1 (EvFound)
         5,631,248 shares (cost $83,027,272) .............................................   $ 74,276,159

      Evergreen VAF - Evergreen VA Fund - Class 1 (EvFund)
         3,666,130 shares (cost $48,948,202) .............................................     44,983,413

      Evergreen VAF - Evergreen VA Growth And Income Fund - Class 1 (EvGrInc)
         3,438,369 shares (cost $53,446,111) .............................................     53,363,481

      Evergreen VAF - Evergreen VA International Growth Fund - Class 1 (EvIntGr)
         2,119,890 shares (cost $21,986,555) .............................................     23,509,579

      Evergreen VAF - Evergreen VA Omega Fund - Class 1 (EvOmega)
         3,378,882 shares (cost $68,351,991) .............................................     52,237,521

      Evergreen VAF - Evergreen VA Special Equity Fund - Class 1 (EvSpEq)
         438,355 shares (cost $4,116,593) ................................................      4,835,058

      Evergreen VAF - Evergreen VA Special Values Fund - Class 1 (EvSpVal)
         1,445,422 shares (cost $17,882,788) .............................................     21,782,506

      Evergreen VAF - Evergreen VA Strategic Income Fund - Class 1 (EvStratInc)
         2,914,548 shares (cost $28,782,743) .............................................     30,282,156

      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         106,929 shares (cost $670,223) ..................................................        687,556

      Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         55,469 shares (cost $1,112,602) .................................................        863,653

      Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)
         11,704 shares (cost $140,088) ...................................................        182,003

      Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
         90,994 shares (cost $1,271,306) .................................................      1,297,576

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)
         116,599 shares (cost $2,716,286) ................................................      2,857,850

      Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
         77,847 shares (cost $1,485,495) .................................................      1,184,060

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         41,654 shares (cost $509,248) ...................................................        477,767

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         18,313,777 shares (cost $18,313,777) ............................................     18,313,777
                                                                                             ------------
            Total investments ............................................................    331,134,115

   Accounts receivable ...................................................................         77,859
                                                                                             ------------
            Total assets .................................................................    331,211,974

Accounts payable .........................................................................             --
                                                                                             ------------
Contract owners' equity (note 4) .........................................................   $331,211,974
                                                                                             ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                         Total        EvFound      EvFund       EvGrInc
                                                     ------------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................   $    305,189           --       97,229           --
   Mortality and expense risk charges (note 2) ...     (2,384,778)    (541,461)    (324,780)    (385,069)
                                                     ------------   ----------   ----------   ----------
      Net investment income (loss) ...............     (2,079,589)    (541,461)    (227,551)    (385,069)
                                                     ------------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold .........     34,482,570    5,694,743    7,450,694    3,401,811
   Cost of mutual fund shares sold ...............    (35,493,776)  (6,239,100)  (7,620,205)  (3,611,319)
                                                     ------------   ----------   ----------   ----------
      Realized gain (loss) on investments ........     (1,011,206)    (544,357)    (169,511)    (209,508)
   Change in unrealized gain (loss)
      on investments .............................      7,429,850    1,428,255    1,243,707      825,708
                                                     ------------   ----------   ----------   ----------
      Net gain (loss) on investments .............      6,418,644      883,898    1,074,196      616,200
                                                     ------------   ----------   ----------   ----------
   Reinvested capital gains ......................         11,326           --           --           --
                                                     ------------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   $  4,350,381      342,437      846,645      231,131
                                                     ============   ==========   ==========   ==========

                                                       EvIntGr      EvOmega     EvSpEq      EvSpVal
                                                     ----------   ----------   --------   ----------
Investment activity:
   Reinvested dividends ..........................           --           --         --           --
   Mortality and expense risk charges (note 2) ...     (165,525)    (373,219)   (33,832)    (145,020)
                                                     ----------   ----------   --------   ----------
      Net investment income (loss) ...............     (165,525)    (373,219)   (33,832)    (145,020)
                                                     ----------   ----------   --------   ----------

   Proceeds from mutual fund shares sold .........    3,089,402    3,561,344    350,132    2,501,132
   Cost of mutual fund shares sold ...............   (3,129,895)  (4,061,438)  (327,922)  (1,848,972)
                                                     ----------   ----------   --------   ----------
      Realized gain (loss) on investments ........      (40,493)    (500,094)    22,210      652,160
   Change in unrealized gain (loss)
      on investments .............................      909,371    1,748,079     74,708    1,262,411
                                                     ----------   ----------   --------   ----------
      Net gain (loss) on investments .............      868,878    1,247,985     96,918    1,914,571
                                                     ----------   ----------   --------   ----------
   Reinvested capital gains ......................           --           --         --           --
                                                     ----------   ----------   --------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........      703,353      874,766     63,086    1,769,551
                                                     ==========   ==========   ========   ==========

                                                      EvStratInc   FidVIPHI   FidVIPOv   FidVIPOvR
                                                     -----------   --------   --------   ---------
Investment activity:
   Reinvested dividends ..........................   $        --     65,455     10,441      2,070
   Mortality and expense risk charges (note 2) ...      (220,944)    (5,418)    (6,419)    (1,295)
                                                     -----------   --------    -------    -------
      Net investment income (loss) ...............      (220,944)    60,037      4,022        775
                                                     -----------   --------    -------    -------

   Proceeds from mutual fund shares sold .........     2,227,409    199,623     61,727     14,837
   Cost of mutual fund shares sold ...............    (2,198,895)  (208,100)   (95,018)   (10,650)
                                                     -----------   --------    -------    -------
      Realized gain (loss) on investments ........        28,514     (8,477)   (33,291)     4,187
   Change in unrealized gain (loss)
      on investments .............................      (361,187)   (52,981)    32,723     (5,029)
                                                     -----------   --------    -------    -------
      Net gain (loss) on investments .............      (332,673)   (61,458)      (568)      (842)
                                                     -----------   --------    -------    -------
   Reinvested capital gains ......................            --         --         --         --
                                                     -----------   --------    -------    -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   $  (553,617)    (1,421)     3,454        (67)
                                                     ===========   ========    =======    =======

                                                     FidVIPAM   FidVIPCon   FidVIPGrOp   GVITGvtBd
                                                     --------   ---------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................     44,923       9,790       7,224       19,265
   Mortality and expense risk charges (note 2) ...    (10,356)    (20,342)     (8,211)      (3,657)
                                                     --------    --------    --------     --------
      Net investment income (loss) ...............     34,567     (10,552)       (987)      15,608
                                                     --------    --------    --------     --------

   Proceeds from mutual fund shares sold .........    470,841     316,405     239,809      305,287
   Cost of mutual fund shares sold ...............   (537,463)   (361,534)   (330,376)    (315,515)
                                                     --------    --------    --------     --------
      Realized gain (loss) on investments ........    (66,622)    (45,129)    (90,567)     (10,228)
   Change in unrealized gain (loss)
      on investments .............................     38,920     211,885      97,922      (24,642)
                                                     --------    --------    --------     --------
      Net gain (loss) on investments .............    (27,702)    166,756       7,355      (34,870)
                                                     --------    --------    --------     --------
   Reinvested capital gains ......................         --          --          --       11,326
                                                     --------    --------    --------     --------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........      6,865     156,204       6,368       (7,936)
                                                     ========    ========    ========     ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                      GVITMyMkt
                                                     -----------
Investment activity:
   Reinvested dividends ..........................   $    48,792
   Mortality and expense risk charges (note 2) ...      (139,230)
                                                     -----------
      Net investment income (loss) ...............       (90,438)
                                                     -----------

   Proceeds from mutual fund shares sold .........     4,597,374
   Cost of mutual fund shares sold ...............    (4,597,374)
                                                     -----------
      Realized gain (loss) on investments ........            --
   Change in unrealized gain (loss)
      on investments .............................            --
                                                     -----------
      Net gain (loss) on investments .............            --
                                                     -----------
   Reinvested capital gains ......................            --
                                                     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   $   (90,438)
                                                     ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                             Total                  EvBlCh
                                                  --------------------------   ----------------
                                                      2004           2003      2004      2003
                                                  ------------   -----------   ----   ---------
Investment activity:
   Net investment income (loss) ...............   $ (2,079,589)   (1,427,417)    --     (30,245)
   Realized gain (loss) on investments ........     (1,011,206)  (11,081,005)    --    (251,635)
   Change in unrealized gain (loss)
      on investments ..........................      7,429,850    39,462,324     --     633,783
   Reinvested capital gains ...................         11,326         1,367     --          --
                                                  ------------   -----------    ---   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      4,350,381    26,955,269     --     351,903
                                                  ------------   -----------    ---   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      3,647,266     5,158,344     --     204,987
   Transfers between funds ....................             --            --     --     112,742
   Redemptions (note 3) .......................    (19,955,911)  (23,651,508)    --    (184,081)
   Annual benefits ............................        (18,847)           --     --          --
   Contingent deferred sales charges
      (note 2) ................................       (331,690)     (368,908)    --      (3,522)
   Adjustments to maintain reserves ...........     (8,674,889)       (1,604)    --         (22)
                                                  ------------   -----------    ---   ---------
         Net equity transactions ..............    (25,334,071)  (18,863,676)    --     130,104
                                                  ------------   -----------    ---   ---------

Net change in contract owners' equity .........    (20,983,690)    8,091,593     --     482,007
Contract owners' equity beginning
   of period ..................................    352,195,664   320,982,673     --   4,273,112
                                                  ------------   -----------    ---   ---------
Contract owners' equity end of period .........   $331,211,974   329,074,266     --   4,755,119
                                                  ============   ===========    ===   =========

CHANGES IN UNITS:
   Beginning units ............................     24,956,821    30,184,818     --     747,903
                                                  ------------   -----------    ---   ---------
   Units purchased ............................        889,313     1,809,569     --     126,382
   Units redeemed .............................     (2,731,019)   (3,511,778)    --    (106,590)
                                                  ------------   -----------    ---   ---------
   Ending units ...............................     23,115,115    28,482,609     --     767,695
                                                  ============   ===========    ===   =========

                                                        EvCapG              EvEqIx
                                                  -----------------   -----------------
                                                  2004      2003      2004      2003
                                                  ----   ----------   ----   ----------
Investment activity:
   Net investment income (loss) ...............     --       61,212     --      (85,463)
   Realized gain (loss) on investments ........     --     (236,385)    --     (499,748)
   Change in unrealized gain (loss)
      on investments ..........................     --      537,942     --    1,938,819
   Reinvested capital gains ...................     --           --     --           --
                                                   ---   ----------    ---   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     --      362,769     --    1,353,608
                                                   ---   ----------    ---   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     --      389,937     --      259,063
   Transfers between funds ....................     --      248,667     --       91,651
   Redemptions (note 3) .......................     --     (569,090)    --     (899,936)
   Annual benefits ............................     --           --     --           --
   Contingent deferred sales charges
      (note 2) ................................     --      (11,225)    --      (19,109)
   Adjustments to maintain reserves ...........     --          (54)    --          (25)
                                                   ---   ----------    ---   ----------
         Net equity transactions ..............     --       58,235     --     (568,356)
                                                   ---   ----------    ---   ----------

Net change in contract owners' equity .........     --      421,004     --      785,252
Contract owners' equity beginning
   of period ..................................     --    9,633,563     --   12,907,434
                                                   ---   ----------    ---   ----------
Contract owners' equity end of period .........     --   10,054,567     --   13,692,686
                                                   ===   ==========    ===   ==========

CHANGES IN UNITS:
   Beginning units ............................     --    1,351,303     --    1,906,903
                                                   ---   ----------    ---   ----------
   Units purchased ............................     --      120,063     --       90,495
   Units redeemed .............................     --     (112,521)    --     (173,970)
                                                   ---   ----------    ---   ----------
   Ending units ...............................     --    1,358,845     --    1,823,428
                                                   ===   ==========    ===   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           EvFound                    EvFund
                                                  ------------------------   -----------------------
                                                      2004         2003         2004         2003
                                                  -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $  (541,461)    (533,724)    (227,551)      36,261
   Realized gain (loss) on investments ........      (544,357)  (2,042,849)    (169,511)  (1,354,955)
   Change in unrealized gain (loss)
      on investments ..........................     1,428,255    7,399,774    1,243,707    3,244,064
   Reinvested capital gains ...................            --           --           --           --
                                                  -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       342,437    4,823,201      846,645    1,925,370
                                                  -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       628,428      554,953      270,936       97,693
   Transfers between funds ....................      (591,509)  (1,499,518)    (434,651)    (393,554)
   Redemptions (note 3) .......................    (4,827,036)  (5,929,338)  (2,467,759)  (1,521,677)
   Annual benefits ............................        (9,579)          --       (2,971)          --
   Contingent deferred sales charges
      (note 2) ................................       (69,461)     (87,368)     (48,779)     (20,491)
   Adjustments to maintain reserves ...........        96,757          227   (4,157,762)        (136)
                                                  -----------   ----------   ----------   ----------
         Net equity transactions ..............    (4,772,400)  (6,961,044)  (6,840,986)  (1,838,165)
                                                  -----------   ----------   ----------   ----------

Net change in contract owners' equity .........    (4,429,963)  (2,137,843)  (5,994,341)      87,205
Contract owners' equity beginning
   of period ..................................    78,803,302   80,585,979   50,972,408   19,911,910
                                                  -----------   ----------   ----------   ----------
Contract owners' equity end of period .........   $74,373,339   78,448,136   44,978,067   19,999,115
                                                  ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     5,367,567    6,266,054    3,881,413    1,889,798
                                                  -----------   ----------   ----------   ----------
   Units purchased ............................        88,588      146,984       62,154       29,660
   Units redeemed .............................      (421,710)    (688,779)    (605,360)    (204,007)
                                                  -----------   ----------   ----------   ----------
   Ending units ...............................     5,034,445    5,724,259    3,338,207    1,715,451
                                                  ===========   ==========   ==========   ==========

                                                      EvGloLead               EvGrInc
                                                  -----------------   -----------------------
                                                  2004      2003         2004         2003
                                                  ----   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............     --      (99,964)    (385,069)    (217,836)
   Realized gain (loss) on investments ........     --     (567,746)    (209,508)  (1,727,362)
   Change in unrealized gain (loss)
      on investments ..........................     --    1,355,371      825,708    5,645,202
   Reinvested capital gains ...................     --           --           --           --
                                                   ---   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     --      687,661      231,131    3,700,004
                                                   ---   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     --      131,926      520,128      231,848
   Transfers between funds ....................     --     (499,521)     627,526     (379,119)
   Redemptions (note 3) .......................     --     (956,755)  (3,535,770)  (3,291,307)
   Annual benefits ............................     --           --           --           --
   Contingent deferred sales charges
      (note 2) ................................     --      (15,669)     (42,253)     (41,696)
   Adjustments to maintain reserves ...........     --         (109)         796         (222)
                                                   ---   ----------   ----------   ----------
         Net equity transactions ..............     --   (1,340,128)  (2,429,573)  (3,480,496)
                                                   ---   ----------   ----------   ----------

Net change in contract owners' equity .........     --     (652,467)  (2,198,442)     219,508
Contract owners' equity beginning
   of period ..................................     --   15,699,986   55,539,215   39,109,714
                                                   ---   ----------   ----------   ----------
Contract owners' equity end of period .........     --   15,047,519   53,340,773   39,329,222
                                                   ===   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     --    1,675,951    3,232,209    2,920,648
                                                   ---   ----------   ----------   ----------
   Units purchased ............................     --       45,419      108,039       89,465
   Units redeemed .............................     --     (192,831)    (250,403)    (350,042)
                                                   ---   ----------   ----------   ----------
   Ending units ...............................     --    1,528,539    3,089,845    2,660,071
                                                   ===   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           EvIntGr              EvMasters
                                                  -----------------------   -----------------
                                                      2004         2003     2004      2003
                                                  -----------   ---------   ----   ----------
Investment activity:
   Net investment income (loss) ...............   $  (165,525)    (26,825)    --      (74,166)
   Realized gain (loss) on investments ........       (40,493)   (167,897)    --     (986,260)
   Change in unrealized gain (loss)
      on investments ..........................       909,371     555,811     --    3,408,129
   Reinvested capital gains ...................            --          --     --           --
                                                  -----------   ---------    ---   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       703,353     361,089     --    2,347,703
                                                  -----------   ---------    ---   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       275,329      67,035     --       94,799
   Transfers between funds ....................       516,257     133,495     --     (638,853)
   Redemptions (note 3) .......................      (960,156)   (222,428)    --     (920,790)
   Annual benefits ............................            --          --     --           --
   Contingent deferred sales charges
      (note 2) ................................       (21,980)     (4,688)    --      (16,032)
   Adjustments to maintain reserves ...........    (1,244,554)        (60)    --         (109)
                                                  -----------   ---------    ---   ----------
         Net equity transactions ..............    (1,435,104)    (26,646)    --   (1,480,985)
                                                  -----------   ---------    ---   ----------

Net change in contract owners' equity .........      (731,751)    334,443     --      866,718
Contract owners' equity beginning
   of period ..................................    24,186,048   5,615,484     --   20,207,243
                                                  -----------   ---------    ---   ----------
Contract owners' equity end of period .........   $23,454,297   5,949,927     --   21,073,961
                                                  ===========   =========    ===   ==========

CHANGES IN UNITS:
   Beginning units ............................     2,192,842     655,271     --    2,770,115
                                                  -----------   ---------    ---   ----------
   Units purchased ............................        94,112      40,566     --       29,051
   Units redeemed .............................      (211,457)    (43,406)    --     (232,333)
                                                  -----------   ---------    ---   ----------
   Ending units ...............................     2,075,497     652,431     --    2,566,833
                                                  ===========   =========    ===   ==========

                                                          EvOmega                  EvSpEq
                                                  -----------------------   ---------------------
                                                     2004         2003         2004       2003
                                                  ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............     (373,219)    (283,010)    (33,832)    (15,247)
   Realized gain (loss) on investments ........     (500,094)  (2,720,895)     22,210     (30,212)
   Change in unrealized gain (loss)
      on investments ..........................    1,748,079    9,176,737      74,708     457,041
   Reinvested capital gains ...................           --           --          --          --
                                                  ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      874,766    6,172,832      63,086     411,582
                                                  ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      603,626      535,723     153,663      93,588
   Transfers between funds ....................      564,722     (963,871)    347,886     159,307
   Redemptions (note 3) .......................   (1,927,838)  (2,254,387)   (295,143)    (72,606)
   Annual benefits ............................           --           --          --          --
   Contingent deferred sales charges
      (note 2) ................................      (37,900)     (39,787)     (5,458)       (949)
   Adjustments to maintain reserves ...........   (1,621,053)        (343)         99           4
                                                  ----------   ----------   ---------   ---------
         Net equity transactions ..............   (2,418,443)  (2,722,665)    201,047     179,344
                                                  ----------   ----------   ---------   ---------

Net change in contract owners' equity .........   (1,543,677)   3,450,167     264,133     590,926
Contract owners' equity beginning
   of period ..................................   53,782,932   41,706,322   4,571,108   2,044,016
                                                  ----------   ----------   ---------   ---------
Contract owners' equity end of period .........   52,239,255   45,156,489   4,835,241   2,634,942
                                                  ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................    3,792,799    4,063,383     526,431     352,742
                                                  ----------   ----------   ---------   ---------
   Units purchased ............................      124,703      108,314      72,188      47,705
   Units redeemed .............................     (281,976)    (373,037)    (50,054)    (19,305)
                                                  ----------   ----------   ---------   ---------
   Ending units ...............................    3,635,526    3,798,660     548,565     381,142
                                                  ==========   ==========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           EvSpVal                  EvStratInc
                                                  ------------------------   -----------------------
                                                      2004         2003         2004         2003
                                                  -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $  (145,020)    (104,426)    (220,944)    (115,525)
   Realized gain (loss) on investments ........       652,160      (19,813)      28,514       23,406
   Change in unrealized gain (loss)
      on investments ..........................     1,262,411      907,447     (361,187)   3,096,447
   Reinvested capital gains ...................            --           --           --           --
                                                  -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     1,769,551      783,208     (553,617)   3,004,328
                                                  -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       240,002      454,490      374,046    1,780,862
   Transfers between funds ....................     1,033,834     (233,025)     165,481    2,587,971
   Redemptions (note 3) .......................      (844,961)    (820,208)  (1,904,678)  (1,708,128)
   Annual benefits ............................            --           --       (6,297)          --
   Contingent deferred sales charges
      (note 2) ................................       (20,871)     (10,703)     (40,665)     (25,110)
   Adjustments to maintain reserves ...........    (1,811,241)          87       62,104          126
                                                  -----------   ----------   ----------   ----------
         Net equity transactions ..............    (1,403,237)    (609,359)  (1,350,009)   2,635,721
                                                  -----------   ----------   ----------   ----------

Net change in contract owners' equity .........       366,314      173,849   (1,903,626)   5,640,049
Contract owners' equity beginning
   of period ..................................    21,417,396   17,230,006   32,247,894   26,218,685
                                                  -----------   ----------   ----------   ----------
Contract owners' equity end of period .........   $21,783,710   17,403,855   30,344,268   31,858,734
                                                  ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     1,312,077    1,349,735    2,202,413    2,061,377
                                                  -----------   ----------   ----------   ----------
   Units purchased ............................        88,348       76,093       93,609      422,294
   Units redeemed .............................      (163,771)    (129,455)    (192,929)    (219,100)
                                                  -----------   ----------   ----------   ----------
   Ending units ...............................     1,236,654    1,296,373    2,103,093    2,264,571
                                                  ===========   ==========   ==========   ==========

                                                        FidVIPHI             FidVIPOv
                                                  -------------------   -----------------
                                                    2004       2003       2004      2003
                                                  --------   --------   -------   -------
Investment activity:
   Net investment income (loss) ...............     60,037     50,713     4,022     2,199
   Realized gain (loss) on investments ........     (8,477)  (172,107)  (33,291)  (92,727)
   Change in unrealized gain (loss)
      on investments ..........................    (52,981)   243,188    32,723   154,915
   Reinvested capital gains ...................         --         --        --        --
                                                  --------   --------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (1,421)   121,794     3,454    64,387
                                                  --------   --------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     14,874      4,980        --        --
   Transfers between funds ....................    (67,879)    25,554        --   (29,837)
   Redemptions (note 3) .......................    (85,783)   (61,514)  (54,994)  (66,925)
   Annual benefits ............................         --         --        --        --
   Contingent deferred sales charges
      (note 2) ................................       (168)      (343)     (315)     (267)
   Adjustments to maintain reserves ...........         18         (1)       25       (71)
                                                  --------   --------   -------   -------
         Net equity transactions ..............   (138,938)   (31,324)  (55,284)  (97,100)
                                                  --------   --------   -------   -------

Net change in contract owners' equity .........   (140,359)    90,470   (51,830)  (32,713)
Contract owners' equity beginning
   of period ..................................    827,938    721,793   915,432   832,903
                                                  --------   --------   -------   -------
Contract owners' equity end of period .........    687,579    812,263   863,602   800,190
                                                  ========   ========   =======   =======

CHANGES IN UNITS:
   Beginning units ............................     77,026     84,264    70,927    91,226
                                                  --------   --------   -------   -------
   Units purchased ............................      5,514     15,834        --        --
   Units redeemed .............................    (18,550)   (18,617)   (4,204)  (11,249)
                                                  --------   --------   -------   -------
   Ending units ...............................     63,990     81,481    66,723    79,977
                                                  ========   ========   =======   =======

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       FidVIPOvR              FidVIPAM
                                                  ------------------   ---------------------
                                                    2004       2003       2004        2003
                                                  --------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $    775      (114)     34,567      52,922
   Realized gain (loss) on investments ........      4,187       (53)    (66,622)   (120,405)
   Change in unrealized gain (loss)
      on investments ..........................     (5,029)   13,688      38,920     207,603
   Reinvested capital gains ...................         --        --          --          --
                                                  --------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................        (67)   13,521       6,865     140,120
                                                  --------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      4,009        --      26,834       1,805
   Transfers between funds ....................      1,893    64,493      (5,468)     10,694
   Redemptions (note 3) .......................       (908)     (730)   (323,199)   (247,902)
   Annual benefits ............................         --        --          --          --
   Contingent deferred sales charges
      (note 2) ................................         --        (1)       (295)     (1,656)
   Adjustments to maintain reserves ...........         90        36          24           9
                                                  --------   -------   ---------   ---------
         Net equity transactions ..............      5,084    63,798    (302,104)   (237,050)
                                                  --------   -------   ---------   ---------

Net change in contract owners' equity .........      5,017    77,319    (295,239)    (96,930)
Contract owners' equity beginning
   of period ..................................    177,181    34,347   1,592,857   1,674,012
                                                  --------   -------   ---------   ---------
Contract owners' equity end of period .........   $182,198   111,666   1,297,618   1,577,082
                                                  ========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     16,191     4,440     103,491     126,519
                                                  --------   -------   ---------   ---------
   Units purchased ............................      1,692     8,971      10,390       6,368
   Units redeemed .............................     (1,289)     (236)    (30,051)    (23,911)
                                                  --------   -------   ---------   ---------
   Ending units ...............................     16,594    13,175      83,830     108,976
                                                  ========   =======   =========   =========

                                                        FidVIPCon             FidVIPGrOp
                                                  ---------------------   ---------------------
                                                     2004        2003        2004        2003
                                                  ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............     (10,552)     (4,771)       (987)      2,349
   Realized gain (loss) on investments ........     (45,129)    (59,863)    (90,567)    (68,854)
   Change in unrealized gain (loss)
      on investments ..........................     211,885     269,617      97,922     222,279
   Reinvested capital gains ...................          --          --          --          --
                                                  ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     156,204     204,983       6,368     155,774
                                                  ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      22,465       1,750      18,870          --
   Transfers between funds ....................     (16,436)     79,515      12,071     (11,155)
   Redemptions (note 3) .......................    (219,274)    (74,237)   (234,705)    (41,088)
   Annual benefits ............................          --          --          --          --
   Contingent deferred sales charges
      (note 2) ................................        (727)     (1,346)       (727)       (328)
   Adjustments to maintain reserves ...........          85          (8)       (633)       (906)
                                                  ---------   ---------   ---------   ---------
         Net equity transactions ..............    (213,887)      5,674    (205,124)    (53,477)
                                                  ---------   ---------   ---------   ---------

Net change in contract owners' equity .........     (57,683)    210,657    (198,756)    102,297
Contract owners' equity beginning
   of period ..................................   2,915,640   2,339,108   1,380,961   1,305,232
                                                  ---------   ---------   ---------   ---------
Contract owners' equity end of period .........   2,857,957   2,549,765   1,182,205   1,407,529
                                                  =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     173,860     176,677     131,641     159,330
                                                  ---------   ---------   ---------   ---------
   Units purchased ............................       5,368       9,634       2,952       4,398
   Units redeemed .............................     (17,816)     (9,327)    (22,733)    (10,585)
                                                  ---------   ---------   ---------   ---------
   Ending units ...............................     161,412     176,984     111,860     153,143
                                                  =========   =========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        GVITGvtBd                GVITMyMkt
                                                  ---------------------   -----------------------
                                                     2004        2003        2004         2003
                                                  ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $  15,608      13,054      (90,438)     (54,811)
   Realized gain (loss) on investments ........     (10,228)     15,355           --           --
   Change in unrealized gain (loss)
      on investments ..........................     (24,642)     (5,533)          --           --
   Reinvested capital gains ...................      11,326       1,367           --           --
                                                  ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (7,936)     24,243      (90,438)     (54,811)
                                                  ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      26,989          --      467,067      252,905
   Transfers between funds ....................     (51,380)    (59,312)  (2,102,347)   1,193,676
   Redemptions (note 3) .......................     (71,511)   (170,503)  (2,202,196)  (3,637,878)
   Annual benefits ............................          --          --           --           --
   Contingent deferred sales charges
      (note 2) ................................         (53)     (1,298)     (42,038)     (67,320)
   Adjustments to maintain reserves ...........           8         (11)         348          (16)
                                                  ---------   ---------   ----------   ----------
         Net equity transactions ..............     (95,947)   (231,124)  (3,879,166)  (2,258,633)
                                                  ---------   ---------   ----------   ----------

Net change in contract owners' equity .........    (103,883)   (206,881)  (3,969,604)  (2,313,444)
Contract owners' equity beginning
   of period ..................................     581,640   1,203,475   22,283,712   17,728,349
                                                  ---------   ---------   ----------   ----------
Contract owners' equity end of period .........   $ 477,757     996,594   18,314,108   15,414,905
                                                  =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................      39,038      81,236    1,836,896    1,449,943
                                                  ---------   ---------   ----------   ----------
   Units purchased ............................      13,920       9,640      117,736      382,233
   Units redeemed .............................     (20,640)    (25,188)    (438,076)    (567,289)
                                                  ---------   ---------   ----------   ----------
   Ending units ...............................      32,318      65,688    1,516,556    1,264,887
                                                  =========   =========   ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-6

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2004 and 2003
                                   (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On March 3, 1997, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Omega Growth Fund (formerly Evergreen - VA Aggressive Growth Fund), for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on March 3, 1997 was $1,000,000.

          On May 1, 1998, the Depositor transferred to the Account, 100,000 shares of the Evergreen - VA Small Cap Equity Income Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on May 1, 1998 was $1,000,000.

          On August 17, 1998, the Depositor transferred to the Account, 100,000 shares of the Evergreen - International Growth Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on August 17, 1998 was $1,000,000.

          On February 1, 1999, the Depositor transferred to the Account, 400,000 shares of the Evergreen - VA Masters Fund, for which the Account was credited with 400,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on February 1, 1999 was $4,000,000.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

               Portfolios of the Evergreen Variable Annuity Funds (Evergreen
                  VAF);
                  Evergreen VAF - Evergreen VA Blue Chip Fund (EvBlCh)* Evergreen VAF - Evergreen VA Capital Growth Fund (EvCapG)* Evergreen VAF - Evergreen VA Equity Index Fund (EvEqIx)* Evergreen VAF - Evergreen VA Foundation Fund (EvFound) Evergreen VAF - Evergreen VA Fund (EvFund)
                  Evergreen VAF - Evergreen VA Global Leaders Fund (EvGloLead)* Evergreen VAF - Evergreen VA Growth and Income Fund (EvGrInc) Evergreen VAF - Evergreen VA International Growth Fund
                     (EvIntGr)
                  Evergreen VAF - Evergreen VA Masters Fund (EvMasters)* Evergreen VAF - Evergreen VA Omega Fund (EvOmega)
                  Evergreen VAF - Evergreen VA Special Equity Fund (EvSpEq) Evergreen VAF - Evergreen VA Special Values Fund (EvSpVal) Evergreen VAF - Evergreen VA Strategic Income Fund
                     (EvStratInc)
               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - High Income Portfolio - Initial Class
                     (FidVIPHI)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class
                     (FidVIPOv)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class R
                     (FidVIPOvR)
               Portfolios of the Fidelity(R) Variable Insurance Products Fund II
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
                     (FidVIPAM)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
                     (FidVIPCon)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolio of the Fidelity(R) Variable Insurance Products Fund III
                  (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial
                     Class (FidVIPGrOp)
               Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate
                  Account Trust);
                  Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)

               *At June 30, 2004, contract owners have not invested in this fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 6% of the lesser of purchase payments or the amount surrendered. This charge declines to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

          NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS)

     The following table provides mortality and expense risk charges by asset fee rates for the six month period ended June 30, 2004:

                               Total     EvFound    EvFund   EvGrInc   EvIntGr   EvOmega   EvSpEq   EvSpVal
                            ----------   -------   -------   -------   -------   -------   ------   -------
     1.30% ..............   $   11,632        --        --        --     3,421        --       --        --
     1.40% ..............    2,373,146   541,461   324,780   385,069   162,104   373,219   33,832   145,020
                            ----------   -------   -------   -------   -------   -------   ------   -------
        Totals ..........   $2,384,778   541,461   324,780   385,069   165,525   373,219   33,832   145,020
                            ==========   =======   =======   =======   =======   =======   ======   =======

                            EvStratInc   FidVIPHI   FidVIPOv   FidVIPOvR   FidVIPAM   FidVIPCon   FidVIPGrOp   GVITGvtBd
                            ----------   --------   --------   ---------   --------   ---------   ----------   ---------
     1.30% ..............    $     --         --         --         --          --          --       8,211          --
     1.40% ..............     220,944      5,418      6,419      1,295      10,356      20,342          --       3,657
                             --------      -----      -----      -----      ------      ------       -----       -----
        Totals ..........    $220,944      5,418      6,419      1,295      10,356      20,342       8,211       3,657
                             ========      =====      =====      =====      ======      ======       =====       =====

                            GVITMyMkt
                            ---------
     1.30% ..............    $     --
     1.40% ..............     139,230
                             --------
        Totals ..........    $139,230
                             ========

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2004 and 2003, total transfers to the Account from the fixed account were $1,810,851 and $3,561,174, respectively, and total transfers from the Account to the fixed account were $975,274 and $6,003,733, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $215,902 and $728,019 to the Account in the form of additional premium to contract owner accounts for the six month periods ended June 30, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30 for the year indicated, and the contract expense rate, investment income ratio and total returns for each six month period ended June 30 for the year indicated.

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
     Evergreen VAF - Evergreen VA Blue Chip Fund
           2003 ...................     1.40%      767,695   $ 6.194021    $  4,755,119       0.00%        8.41%
           2002 ...................     1.40%      794,857     6.538995       5,197,566       0.00%      -12.04%
           2001 ...................     1.40%      532,186     7.934886       4,222,836       0.00%      -12.24%

     Evergreen VAF - Evergreen VA Capital Growth Fund
           2003 ...................     1.40%    1,358,845     7.399348      10,054,567       1.29%        3.79%
           2002 ...................     1.40%    1,342,787     8.251032      11,079,379       0.41%      -11.58%
           2001 ...................     1.40%      619,801     9.967352       6,177,776       0.53%       -8.33%

     Evergreen VAF - Evergreen VA Equity Index Fund
           2003 ...................     1.40%    1,823,428     7.509310      13,692,686       0.03%       10.94%
           2002 ...................     1.40%    2,086,814     7.626096      15,914,244       0.00%      -13.87%
           2001 ...................     1.40%    1,984,747     9.451061      18,757,967       0.00%       -7.35%
           2000 ...................     1.40%    1,257,140    11.252712      14,146,235       0.00%       -1.13%

     Evergreen VAF - Evergreen VA Foundation Fund - Class 1
           2004 ...................     1.40%    5,034,445    14.746527      74,240,579       0.00%        0.44%
           2003 ...................     1.40%    5,724,259    13.704505      78,448,136       0.01%        6.56%
           2002 ...................     1.40%    7,201,233    13.340392      96,067,271       0.01%       -7.61%
           2001 ...................     1.40%    8,430,581    14.697178     123,905,693       0.01%       -8.24%
           2000 ...................     1.40%    7,829,734    16.798233     131,525,696       0.00%       -1.68%

     Evergreen VAF - Evergreen VA Fund - Class 1
           2004 ...................     1.40%    3,338,207    13.461234      44,936,386       0.13%        1.67%
           2003 ...................     1.40%    1,715,451    11.658226      19,999,115       0.85%       10.65%
           2002 ...................     1.40%    2,171,146    11.784393      25,585,638       0.62%      -14.23%
           2001 ...................     1.40%    2,603,298    14.693808      38,251,800       0.00%      -13.38%
           2000 ...................     1.40%    2,819,775    18.880125      53,237,705       0.00%       -3.41%

     Evergreen VAF - Evergreen VA Global Leaders Fund
           2003 ...................     1.40%    1,528,539     9.844380      15,047,519       0.02%        5.09%
           2002 ...................     1.40%    1,918,884    11.165702      21,425,687       0.00%       -6.29%
           2001 ...................     1.40%    2,156,795    12.475657      26,907,439       0.00%      -10.63%
           2000 ...................     1.40%    1,849,458    14.551993      26,913,300       0.01%       -6.15%

     Evergreen VAF - Evergreen VA Growth And Income Fund - Class 1
           2004 ...................     1.40%    3,089,845    17.263252      53,340,773       0.00%        0.47%
           2003 ...................     1.40%    2,660,071    14.785027      39,329,222       0.12%       10.41%
           2002 ...................     1.40%    3,289,503    15.037383      49,465,516       0.02%       -6.34%
           2001 ...................     1.40%    3,820,440    17.295411      66,075,852       0.00%       -6.71%
           2000 ...................     1.40%    4,070,290    18.338383      74,642,537       0.00%       -2.76%

     Evergreen VAF - Evergreen VA International Growth Fund - Class 1
           2004 ...................     1.40%    2,075,497    11.300569      23,454,297       0.00%        2.82%
           2003 ...................     1.40%      552,431     9.021355       4,983,676       0.10%        6.29%
           2002 ...................     1.40%      580,774    10.099158       5,865,328       0.00%        5.04%
           2001 ...................     1.40%      613,840    10.304719       6,325,444       0.22%      -13.54%
           2000 ...................     1.40%      435,447    12.346051       5,376,051       0.00%       -3.02%

        Initial Funding by Depositor
           2003 ...................     0.00%      100,000     9.662510         966,251       0.10%        6.29%
           2002 ...................     0.00%      100,000    10.664521       1,066,452       0.00%        6.44%
           2001 ...................     0.00%      100,000    10.729480       1,072,948       0.22%      -13.54%
           2000 ...................     0.00%      100,000    12.675600       1,267,560       0.00%       -3.02%

     Evergreen VAF - Evergreen VA Masters Fund
           2003 ...................     1.40%    2,166,833     8.128805      17,613,763       0.20%       12.35%
           2002 ...................     1.40%    2,730,156     8.290702      22,634,910       0.06%      -17.08%
           2001 ...................     1.40%    2,995,812    11.184561      33,506,839       0.01%       -7.18%
           2000 ...................     1.40%    1,896,565    13.162823      24,964,150       0.00%        4.51%

          NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
        Initial Funding by Depositor
           2003 ...................     0.00%      400,000   $ 8.650495    $  3,460,198       0.20%       12.35%
           2002 ...................     0.00%      400,000     8.698500       3,479,400       0.06%      -15.68%
           2001 ...................     0.00%      400,000    11.570480       4,628,173       0.01%       -7.18%
           2000 ...................     0.00%      400,000    13.426880       5,370,752       0.00%        4.51%

     Evergreen VAF - Evergreen VA Omega Fund - Class 1
           2004 ...................     1.40%    3,635,526    14.369105      52,239,255       0.00%        1.60%
           2003 ...................     1.40%    3,698,660    11.858342      43,859,975       0.00%       15.78%
           2002 ...................     1.40%    4,436,444    11.635778      51,621,477       0.00%      -16.42%
           2001 ...................     1.40%    4,785,057    15.282028      73,125,380       0.00%       -7.78%
           2000 ...................     1.40%    2,988,355    21.995622      65,730,727       0.00%       14.57%

        Initial Funding by Depositor
           2003 ...................     0.00%      100,000    12.965140       1,296,514       0.00%       15.78%
           2002 ...................     0.00%      100,000    12.542594       1,254,259       0.00%      -15.02%
           2001 ...................     0.00%      100,000    16.242500       1,624,250       0.00%       -7.78%
           2000 ...................     0.00%      100,000    23.051400       2,305,140       0.00%       14.57%

     Evergreen VAF - Evergreen VA Special Equity Fund - Class 1
           2004 ...................     1.40%      548,565     8.814345       4,835,241       0.00%        1.51%
           2003 ...................     1.40%      381,142     6.913281       2,634,942       0.00%       19.30%
           2002 ...................     1.40%      292,914     6.979202       2,044,306       0.00%      -13.52%
           2001 ...................     1.40%      167,284     8.245399       1,379,323       0.00%       -7.44%

     Evergreen VAF - Evergreen VA Special Values Fund - Class 1
           2004 ...................     1.40%    1,236,654    17.615040      21,783,710       0.00%        8.60%
           2003 ...................     1.40%    1,196,373    13.347254      15,968,294       0.00%        5.08%
           2002 ...................     1.40%    1,245,849    15.642807      19,488,575       0.00%        6.13%
           2001 ...................     1.40%      774,322    14.136745      10,946,390       0.03%       11.69%
           2000 ...................     1.40%      527,524    11.236397       5,927,469       0.00%        5.67%

        Initial Funding by Depositor
           2003 ...................     0.00%      100,000    14.355610       1,435,561       0.00%        5.08%
           2002 ...................     0.00%      100,000    16.587522       1,658,752       0.00%        7.53%
           2001 ...................     0.00%      100,000    14.780950       1,478,095       0.03%       11.69%
           2000 ...................     0.00%      100,000    11.584763       1,158,476       0.00%        5.67%

     Evergreen VAF - Evergreen VA Strategic Income Fund - Class 1
           2004 ...................     1.40%    2,103,093    14.387446      30,258,137       0.00%       -1.74%
           2003 ...................     1.40%    2,264,571    14.068331      31,858,734       0.32%       10.61%
           2002 ...................     1.40%    1,795,062    11.857908      21,285,680       0.07%        6.19%
           2001 ...................     1.40%    1,527,507    10.706711      16,354,576       0.00%        0.40%
           2000 ...................     1.40%    1,638,663    10.545130      17,279,915       5.98%       -3.16%

     Fidelity(R) VIP - High Income Portfolio - Initial Class
           2004 ...................     1.40%       63,990    10.745103         687,579       8.64%       -0.03%
           2003 ...................     1.40%       81,481     9.968740         812,263       7.33%       16.38%
           2002 ...................     1.40%       90,546     7.972867         721,911      12.35%       -5.07%
           2001 ...................     1.40%      111,972     8.894061         995,868      12.17%       -7.84%
           2000 ...................     1.40%      154,444    11.928247       1,842,246       6.76%       -5.51%

     Fidelity(R) VIP - Overseas Portfolio - Initial Class
           2004 ...................     1.40%       66,723    12.943091         863,602       1.17%        0.28%
           2003 ...................     1.40%       79,977    10.005252         800,190       0.93%        9.59%
           2002 ...................     1.40%      111,430    11.248094       1,253,375       0.85%       -3.16%
           2001 ...................     1.40%      165,906    13.140381       2,179,964       5.07%      -12.08%
           2000 ...................     1.40%      190,771    17.662807       3,369,552       1.41%       -5.73%

     Fidelity(R) VIP - Overseas Portfolio - Initial Class R
           2004 ...................     1.30%       16,594    10.979725         182,198       1.15%        0.33%
           2003 ...................     1.30%       13,175     8.475566         111,666       0.49%        9.56%

     Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
           2004 ...................     1.40%       83,830    15.479159       1,297,618       3.11%        0.57%
           2003 ...................     1.40%      108,976    14.471833       1,577,082       3.95%        9.38%
           2002 ...................     1.40%      142,283    13.379025       1,903,608       4.36%       -9.00%
           2001 ...................     1.40%      129,420    14.889673       1,927,026       4.11%       -4.24%
           2000 ...................     1.40%      124,642    16.186296       2,017,492       3.35%       -1.38%

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
     Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
           2004 ...................     1.40%      161,412   $17.705973    $  2,857,957       0.34%        5.58%
           2003 ...................     1.40%      176,984    14.406755       2,549,765       0.48%        8.82%
           2002 ...................     1.40%      202,257    14.594909       2,951,923       0.92%       -1.47%
           2001 ...................     1.40%      236,662    15.311591       3,623,678       0.78%      -10.57%
           2000 ...................     1.40%      214,147    18.221280       3,902,032       0.34%       -2.00%

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
           2004 ...................     1.40%      111,860    10.568612       1,182,205       0.56%        0.75%
           2003 ...................     1.40%      153,143     9.190944       1,407,529       0.81%       12.19%
           2002 ...................     1.40%      179,863     9.160154       1,647,573       1.13%      -13.83%
           2001 ...................     1.40%      208,119    11.414791       2,375,639       0.38%       -9.40%
           2000 ...................     1.40%      212,999    14.741177       3,139,856       1.23%       -4.32%

     Gartmore GVIT Government Bond Fund - Class I
           2004 ...................     1.40%       32,318    14.782992         477,757       3.64%       -0.78%
           2003 ...................     1.40%       65,688    15.171630         996,594       1.87%        2.41%
           2002 ...................     1.40%       61,415    14.006977         860,238       1.37%        3.46%
           2001 ...................     1.40%       28,292    13.021673         368,409       2.24%        1.71%
           2000 ...................     1.40%       93,774    11.917828       1,117,583       3.00%        3.30%

     Gartmore GVIT Money Market Fund - Class I
           2004 ...................     1.40%    1,516,556    12.076117      18,314,108       0.24%       -0.45%
           2003 ...................     1.40%    1,264,887    12.186784      15,414,905       0.38%       -0.33%
           2002 ...................     1.40%    1,367,952    12.242754      16,747,500       0.60%       -0.08%
           2001 ...................     1.40%    1,240,688    12.186587      15,119,752       2.20%        1.60%
           2000 ...................     1.40%      634,618    11.713724       7,433,740       2.70%        2.10%
                                                                           ------------

     2004 Reserves for annuity contracts in payout phase: ..............        260,572
                                                                           ------------
     2004 Contract owners' equity ......................................   $331,211,974
                                                                           ============

     2003 Contract owners' equity ......................................   $329,074,266
                                                                           ============

     2002 Contract owners' equity ......................................   $381,220,568
                                                                           ============

     2001 Contract owners' equity ......................................   $461,331,117
                                                                           ============

     2000 Contract owners' equity ......................................   $452,668,214
                                                                           ============

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six month period indicated or from the effective date through the end of the six month period.

+ Under a substitution order effective in 2003, the Evergreen VAF - Evergreen VA Fund was substituted for the Evergreen VAF - Evergreen VA Masters Fund. The financial highlights separately present data for the Evergreen VAF - Evergreen VA Masters Fund and the Evergreen VAF - Evergreen VA Fund through 2002 and only the Evergreen VAF - Evergreen VA Fund thereafter.

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                    ------------
                                                                      PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                     NATIONWIDE
                                                                    ------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company